CHANGES IN EQUITY	12 Months Ended
Dec. 31, 2022
Changes In Equity
CHANGES IN EQUITY

22.	CHANGES IN EQUITY

(a) Capital stock

		2022		2021		2020
	Million common shares	Million Reais	Million common shares	Million Reais	Million common shares	Million Reais
Beginning balance	15,744.4	58,042.5	15,735.1	57,899.1	15,733.6	57,866.8
Capital increase (i)	5.8	88.0	9.3	143.4	1.5	32.3
Final balance (ii)	15,750.2	58,130.5	15,744.4	58,042.5	15,735.1	57,899.1

(i)	Capital increase related to the issue of shares.

(ii)	The capital stock is fully subscribed and paid up.

(b) Capital reserves

	Capital Reserves
	Treasury shares	Share Premium	Other capital reserves	Share-based Payments	Total

At January 1, 2020	(955.2)	53,662.8	700.9	1,403.0	54,811.5
Capital Increase	-	-	-	(32.3)	(32.3)
Purchases of shares, results of treasury shares and share-based payments	13.5	-	-	192.9	206.4
At December 31, 2020	(941.7)	53,662.8	700.9	1,563.6	54,985.6
Capital Increase	(60.0)	-	-	(74.4)	(134.4)
Purchases of shares, results of treasury shares and share-based payments	(36.1)	-	-	372.1	336.0
At December 31, 2021	(1,037.8)	53,662.8	700.9	1,861.3	55,187.2
Capital Increase	-	-	-	(64.2)	(64.2)
Purchases of shares, results of treasury shares and share-based payments	(35.6)	-	-	252.4	216.8
At December 31, 2022	(1,073.4)	53,662.8	700.9	2,049.5	55,339.8

(b.1) Purchase of shares and result of treasury shares

Treasury shares represent the Company’s own issued shares reacquired by the Company, and the results of treasury shares related to gains and losses on share-based payment transactions and others.

The changes in treasury shares are as follow:

	Acquisition /realization of shares		Result of Treasury Shares	Total Treasury Shares
	Million shares	Million Brazilian Reais	Million shares	Million Brazilian Reais
At January 1, 2020	3.6	(68.2)	(887.0)	(955.2)
Changes during the year	(3.4)	65.0	(51.5)	13.5
At December 31, 2020	0.2	(3.2)	(938.5)	(941.7)
Changes during the year	5.6	(95.1)	(1.0)	(96.1)
At December 31, 2021	5.8	(98.3)	(939.5)	(1,037.8)
Changes during the year	2.7	(33.5)	(2.1)	(35.6)
At December 31, 2022	8.5	(131.8)	(941.6)	(1,073.4)

(b.2) Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, or for the redemption, reimbursement or repurchase of shares.

(b.3) Share-based payment

Different share-based payment programs and stock purchase option plans allow the senior management from Ambev’s economic group to acquire shares in the Company.

The share-based payment reserve recorded a charge of R$313.9 in 2022 (R$387.6 and R$208.7 in 2021 and 2020, respectively) (Note 25 - Share-based payments).

(c) Net income reserves

	Net income reserves
	Investments reserve	Legal reserve	Fiscal incentive	Total
At January 1, 2020	10,798.1	4.5	10,071.6	20,874.2
Fiscal incentive reserve	-	-	1,332.8	1,332.8
Investments reserve	3,713.0	-	-	3,713.0
At December 31, 2020	14,511.1	4.5	11,404.4	25,920.0
Fiscal incentive reserve	-	-	1,423.5	1,423.5
Investments reserve	3,848.1	-	-	3,848.1
At December 31, 2021	18,359.2	4.5	12,827.9	31,191.6
Fiscal incentive reserve	-	-	2,018.7	2,018.7
Investments reserve	3,696.7	-	-	3,696.7
At December 31, 2022	22,055.9	4.5	14,846.6	36,907.0

(c.1) Investments reserve

From the net income after applicable deductions, there will be a target allocating of no more than 60% (sixty per cent) of the adjusted net profit to the investment reserve, to be used to support future investments, as defined in the Company’s bylaws.

(c.2) Legal reserve

From the net income, 5% will be applied before any other allocation, to the legal reserve, which cannot exceed 20% of the capital stock. The Company is not required to supplement the legal reserve for the year when the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the capital stock.

(c.3) Tax incentives

The Company recognizes in its equity, in the net income reserves line, the fiscal incentives regarding tax benefits at the respective fiscal year. All the tax incentives are under certain state and federal industrial development programs in the form of rate reduction, reduction of calculation basis, financing or subsidized loans, assumed credit, effective collection, the deferred payment or partial reductions in the payable state tax amount.

These programs aim to generate employment, promote regional decentralization, and complement and diversify the industrial base of the states. In these states, the grace periods and use and reductions are set out according to the legislation upon which those incentives are based on, depending on their nature, when conditions for obtaining these grants exist, they are under Company’s control. Such benefits comply with the systematic set by Complementary Federal Law 160/2017 and by Convênio CONFAZ 190/2017. Due to change in article 30 of Federal Law 12,973/14 by Complementary Federal Law 160/2017, state fiscal incentives related to sales taxes are recognized as government subsidies for investments.

(c.4) Interest on shareholders’ equity/dividends

Brazilian companies are permitted to distribute the interest attributed to shareholders’ equity calculated based on the long-term interest rate (“TJLP”), with such interest being tax-deductible, in accordance with the applicable law and, when distributed, may be considered part of the minimum mandatory dividends.

As determined by its by-laws, the Company is required to distribute to its shareholders, as a minimum mandatory dividend in respect of each fiscal year ending December 31, an amount of not less than 40% of its net income determined under Brazilian law, adjusted in accordance with the applicable law, unless the payment of such amount would be incompatible with Ambev’s financial situation. The minimum mandatory dividend includes amounts paid as interest on shareholders’ equity.

Events during the year ended 2022:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	6/12/2022	Interest on shareholder´s equity	12/29/2022	2022	ON	0.7623	11,999.8
							11,999.8

Distribution of interest on shareholders’ equity. In accordance with the Operations and Finance Committee recommendation at the meeting held on December 5, 2022, a distribution of interest on shareholders’ equity in the amount of R$0.7623 per share was approved, based on available balances, in the Company’s extraordinary balance sheet dated as at October 31, 2022, and in the Company’s investment reserve, pursuant to the balance sheet dated as at December 31, 2021, which were attributed to the minimum mandatory dividends of the same fiscal year. The interest on the shareholders’ equity distribution was taxed pursuant to the applicable law, which resulted in a net interest on shareholder’s equity distribution of R$0.6480 per Company share in fiscal year 2022.

The indicated payment was made on December 29, 2022, considering the shareholding position of December 19, 2022 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2022 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2021:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/09/2021	Dividends	12/30/2021	2021	ON	0.1334	2,099.5
Board of Directors Meeting	12/09/2021	Interest on shareholder´s equity	12/30/2021	2021	ON	0.4702	7,400.1
							9,499.6

Distribution of Dividends. In accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting held on December 7, 2021, a distribution of dividends of R$0.1334 per share was approved, based on available balance and the Company’s extraordinary balance sheet dated as at November 30, 2021 and attributed to the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation.

The indicated payment was made on December 30, 2021 considering the shareholding position of December 17, 2021 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2021 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Distribution of interest on shareholders’ equity. In accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting held on December 7, 2021, a distribution of interest on shareholders’ equity of R$0.4702 per share was approved, based on the available balance and the Company’s extraordinary balance sheet dated as at November 30, 2021 and attributed to the minimum mandatory dividends for the same fiscal year. The distribution of interest on shareholder’s equity was taxed pursuant to applicable law, which resulted in a net distribution of interest on shareholder’s equity of R$0.3996 per share.

The indicated payment was made on December 30, 2021, considering the shareholding position of December 17, 2021 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2021 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Events during the year ended 2020:

Event	Approval	Type	Date of payment	Year	Type of share	Amount per share	Total amount
Board of Directors Meeting	12/21/2020	Dividends	01/28/2021	2020	ON	0.0767	1,206.9
Board of Directors Meeting	12/09/2020	Interest on shareholder´s equity	12/30/2020	2020	ON	0.4137	6,509.5
							7,716.4

Distribution of Dividends. In accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting held on December 21, 2020, a distribution of dividends of R$0.0767 per share was approved, based on available balance and the Company’s extraordinary balance sheet dated as at November 30, 2020 and attributed to the minimum mandatory dividends for the same fiscal year, without income tax withholding in accordance with current legislation.

The indicated payment was made on January 28, 2021 considering the shareholding position of January 13, 2021 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and January 15, 2021 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

Distribution of interest on shareholders’ equity. In accordance with the recommendation of the Operations, Finance and Compensation Committee at a meeting held on December 9, 2020, a distribution of interest on shareholder’s equity of R$0.4137 per share was approved, based on available balance and the Company’s extraordinary balance sheet dated as at November 30, 2020 and attributed to the minimum mandatory dividends for the same fiscal year. The distribution of interest on shareholder’s equity was taxed pursuant to applicable law, which resulted in a net distribution of interest on shareholders’ equity of R$0.3517 per share.

The indicated payment was made on December 30, 2020, considering the shareholding position of December 17, 2020 with respect to B3 S.A. – (“Brasil, Bolsa, Balcão”), and December 21, 2020 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment.

(d) Carrying value adjustments

	Carrying value adjustments
	Translation reserves	Cash flow hedge	Actuarial gains/ (losses)	Put option granted on subsidiary	Gains/(losses) of non-controlling interest’s share	Business combination	Accounting adjustments for transactions between shareholders	Total

At January 1, 2020	3,583.4	645.1	(1,221.0)	(50.2)	14.5	156.1	(75,402.4)	(72,274.5)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	7,493.1	-	-	-	-	-	-	7,493.1
Cash flow hedges	-	99.4	-	-	-	-	-	99.4
Actuarial gains/(losses)	-	-	(252.3)	-	-	-	-	(252.3)
Total Comprehensive income	7,493.1	99.4	(252.3)	-	-	-	-	7,340.2
Options granted on subsidiaries	-	-	-	45.2	(82.6)	-	-	(37.4)
Gains/(losses) of controlling interest	-	-	-	-	0.4	-	-	0.4
Tax on deemed dividends	-	-	-	-	(5.9)	-	-	(5.9)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2020	11,076.5	744.5	(1,473.3)	(5.0)	(73.6)	156.1	(75,414.2)	(64,989.0)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	2,449.7	-	-	-	-	-	-	2,449.7
Cash flow hedges	-	480.8	-	-	-	-	-	480.8
Actuarial gains/(losses)	-	-	341.8	-	-	-	-	341.8
Total Comprehensive income	2,449.7	480.8	341.8	-	-	-	-	3,272.3
Options granted on subsidiaries	-	-	-	(1.9)	-	-	-	(1.9)
Gains/(losses) of controlling interest	-	-	-	-	(46.2)	-	-	(46.2)
Tax on deemed dividends	-	-	-	-	(1.7)	-	-	(1.7)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2021	13,526.2	1,225.3	(1,131.5)	(6.9)	(121.5)	156.1	(75,426.0)	(61,778.3)
Comprehensive income:
Gains/(losses) on the translation of foreign operations	(6,772.2)	-	-	-	-	-	-	(6,772.2)
Cash flow hedges	-	(316.7)	-	-	-	-	-	(316.7)
Actuarial gains/(losses)	-	-	466.5	-	-	-	-	466.5
Total Comprehensive income	(6,772.2)	(316.7)	466.5	-	-	-	-	(6,622.4)
Gains/(losses) of controlling interest	-	-	-	-	(2.8)	-	-	(2.8)
Tax on deemed dividends	-	-	-	-	(6.2)	-	-	(6.2)
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	-	-	-	-	-	-	(11.8)	(11.8)
At December 31, 2022	6,754.0	908.6	(665.0)	(6.9)	(130.5)	156.1	(75,437.8)	(68,421.5)

(d.1) Translation reserves

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements with a functional currency different to the Real.

The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net of investment hedges.

(d.2) Cash flow hedge reserves

The hedging reserves represent the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent that the hedged risk has not yet impacted profit or loss (for additional information, see Note 28 - Financial instruments and risks).

(d.3) Actuarial gains and losses

Actuarial gains and losses include expectations regarding future pension plan obligations. Consequently, the results of actuarial gains and losses are recognized on a timely basis considering the best estimates available to Management. Accordingly, the Company recognizes the results of these estimated actuarial gains and losses, on a monthly basis, based on the expectations presented in the independent actuarial report.

In March, 2021, an actuarial loss of R$56,940 arising from the deficit on the defined benefits plan was fully recorded under actuarial gains and losses as a counterpart to the balance receivable originally recorded. There were no actuarial gains or losses arising from surplus or deficit in 2022.

(d.4) Accounting adjustments for transactions between shareholders

As determined by IFRS 10, any difference between the amount paid (fair value) for the acquisition of a non-controlling interest and the carrying amount of such non-controlling interest shall be recognized directly in the controlling shareholders’ equity. The acquisition of the non-controlling interest related to Former Ambev and the abovementioned adjustment was recognized in Carrying value adjustments when applicable.

(e) Earnings per share

Basic and diluted earnings per share of the stock option and deferred stock

The calculation of the basic earnings per share is based on the net income attributable to the equity holders of Ambev and the proportional weighted average number of shares outstanding during the year.

The diluted earnings per share of the stock option and deferred stock is based on the net income attributable to the equity holders of Ambev, adjusted by the weighted average number of shares outstanding during the year to assume the conversion of all potentially dilutive shares, as follows:

Million shares	2022	2021	2020
	Common	Common	Common

Weighted average number of shares at December 31 (i)	15,741.9	15,736.9	15,733.1
Effect of shares options	106.7	120.5	134.5
Weighted average number of shares (diluted) at December 31	15,848.6	15,857.4	15,867.6

(i)	Not including treasury shares.

The tables below present the calculation of earnings per share (“EPS”):

	2022	2021	2020
	Common	Common	Common

Income attributable to the equity holders of Ambev	14,457.9	12,671.0	11,379.4
Weighted average number of shares (non diluted)	15,741.9	15,736.9	15,733.1
Basic EPS (i)	0.9184	0.8052	0.7233

Income attributable to the equity holders of Ambev	14,457.9	12,671.0	11,379.4
Weighted average numbers of shares (diluted)	15,848.6	15,857.5	15,867.6
Diluted EPS (i)	0.9123	0.7991	0.7171

(i)	Expressed in Brazilian Reais.

(f) Destinations

At December 31, 2022, the Company made appropriations to retained earnings, in accordance with the Brazilian Corporate law and the Company’s bylaws. The dividends payments made up to December 31, 2022 were approved at the Board of Directors’ Meeting.

Regarding the basis for dividends, the Company believes that the predecessor basis of accounting, as well as its presentation for comparative purposes, will not affect the determination of the minimum mandatory dividend. Therefore, the Company intends to adjust the calculation basis of the minimum mandatory dividend to cancel out any current and future impacts on net income arising from the adoption of this accounting practice, related to the amortization or depreciation of surplus assets or even a possible impairment of goodwill, thus preserving the mandatory minimum dividends.

	2022	2021	2020
Net income, attributable to equity holders of Ambev	14,457.9	12,671.0	11,379.4
Prescribed/(complementary) dividends	20.9	24.7	26.1
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting	11.8	11.8	11.8
Effect of application of IAS 29 (hyperinflation)	3,224.4	2,063.7	1,344.9
Retained earnings basis for dividends and destinations	17,715.0	14,771.2	12,762.2

Dividends and interest on capital distributed and accrued for distribution based on the net income for the year
Dividends and interest on capital paid based on profit	11,999.8	9,499.6	7,716.4
Total of dividends and interest on capital	11,999.8	9,499.6	7,716.4
Percentage of distributed profit	68%	64%	60%